8. Trade receivables (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables Details 1Abstract
Beginning balance, previously presented	R$ (4)	R$ (2)	R$ (392)
Adjustment related to IFRS 9	(2)	(2)	(2)
At the beginning of the year	(6)	(4)	(394)
Provision for loss	(630)	(740)	(631)
Write-off of receivables	771	621	561
Assets held for sale and discontinued operations	(140)	117	444
Exchange rate changes	0	0	16
At the end of the year	R$ (5)	R$ (6)	R$ (4)